Prepaid Expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Prepaid expenses	R$ 60,086	R$ 53,676
Prepaid expenses, current	60,076	53,649
Prepaid expenses, noncurrent	10	27
Program For Incentive To Alternative Energy Sources Proinfa [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	30,538	35,837
Insurance Premiums [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	20,919	17,692
Others [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	R$ 8,629	R$ 147